JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.1%
Aerospace & Defense — 2.4%
Boeing Co. (The)	52	19,933
General Dynamics Corp.	223	40,773
Northrop Grumman Corp.	56	20,943
United Technologies Corp.	288	39,279

		120,928

Airlines — 0.4%
Delta Air Lines, Inc.	199	11,469
Southwest Airlines Co.	95	5,120
United Airlines Holdings, Inc. *	49	4,342

		20,931

Auto Components — 0.2%
BorgWarner, Inc.	55	2,002
Magna International, Inc. (Canada)	189	10,083

		12,085

Automobiles — 0.3%
General Motors Co.	412	15,446

Banks — 4.8%
Bank of America Corp.	2,317	67,574
Citigroup, Inc.	998	68,919
Citizens Financial Group, Inc.	164	5,798
Fifth Third Bancorp	310	8,499
KeyCorp	1,441	25,701
Regions Financial Corp.	477	7,549
SunTrust Banks, Inc.	210	14,431
Wells Fargo & Co.	912	46,010

		244,481

Beverages — 2.2%
Coca-Cola Co. (The)	1,398	76,088
Constellation Brands, Inc., Class A	66	13,600
PepsiCo, Inc.	145	19,812

		109,500

Biotechnology — 2.5%
AbbVie, Inc.	557	42,141
Alexion Pharmaceuticals, Inc. *	148	14,531
Amgen, Inc.	22	4,230
Biogen, Inc. *	78	18,067
Celgene Corp. *	201	19,955
Regeneron Pharmaceuticals, Inc. *	40	11,079
Vertex Pharmaceuticals, Inc. *	108	18,259

		128,262

Building Products — 0.3%
Masco Corp.	394	16,409

Capital Markets — 3.2%
Ameriprise Financial, Inc.	68	10,032
BlackRock, Inc.	23	10,428
Charles Schwab Corp. (The)	466	19,510
Franklin Resources, Inc.	378	10,918
Intercontinental Exchange, Inc.	502	46,354
Invesco Ltd.	513	8,697
Morgan Stanley	1,080	46,082
S&P Global, Inc.	12	2,817
TD Ameritrade Holding Corp.	199	9,300

		164,138

Chemicals — 2.0%
Celanese Corp.	144	17,574
Corteva, Inc.	357	10,003
Dow, Inc.	278	13,239
DuPont de Nemours, Inc.	220	15,721
Eastman Chemical Co.	298	22,020
Linde plc (United Kingdom)	79	15,352
LyondellBasell Industries NV, Class A	60	5,350

		99,259

Commercial Services & Supplies — 0.2%
Cintas Corp.	13	3,410
Waste Management, Inc.	42	4,842

		8,252

Communications Equipment — 0.3%
Cisco Systems, Inc.	245	12,120
Motorola Solutions, Inc.	20	3,492

		15,612

Consumer Finance — 1.0%
American Express Co.	61	7,196
Capital One Financial Corp.	354	32,188
Synchrony Financial	289	9,845

		49,229

Containers & Packaging — 0.5%
Avery Dennison Corp.	16	1,799
Crown Holdings, Inc. *	187	12,343
Packaging Corp. of America	63	6,715
Westrock Co.	183	6,675

		27,532

Diversified Consumer Services — 0.0% (a)
H&R Block, Inc.	82	1,942

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B *	395	82,153

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	84	3,175
Verizon Communications, Inc.	1,011	60,994

		64,169

Electric Utilities — 3.2%
American Electric Power Co., Inc.	294	27,532
Edison International	383	28,909
Entergy Corp.	159	18,625
Exelon Corp.	103	4,991
NextEra Energy, Inc.	212	49,298
Xcel Energy, Inc.	548	35,560

		164,915

Electrical Equipment — 1.0%
Eaton Corp. plc	590	49,068

Entertainment — 1.5%
Electronic Arts, Inc. *	214	20,893
Netflix, Inc. *	128	34,282
Viacom, Inc., Class B	34	827
Walt Disney Co. (The)	160	20,808

		76,810

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Equity Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities, Inc.	113	24,240
Boston Properties, Inc.	42	5,458
Digital Realty Trust, Inc.	31	4,072
Equinix, Inc.	35	20,177
Equity Residential	86	7,443
Federal Realty Investment Trust	76	10,405
Host Hotels & Resorts, Inc.	348	6,025
Mid-America Apartment Communities, Inc.	22	2,899
Prologis, Inc.	291	24,787
Public Storage	22	5,372
Ventas, Inc.	115	8,385
VICI Properties, Inc.	185	4,189

		123,452

Food Products — 1.1%
Conagra Brands, Inc.	104	3,179
General Mills, Inc.	295	16,238
Mondelez International, Inc., Class A	619	34,243

		53,660

Health Care Equipment & Supplies — 3.1%
Becton Dickinson and Co.	23	5,775
Boston Scientific Corp. *	1,044	42,460
Intuitive Surgical, Inc. *	17	8,930
Medtronic plc	546	59,281
Zimmer Biomet Holdings, Inc.	283	38,827

		155,273

Health Care Providers & Services — 2.6%
Anthem, Inc.	93	22,296
Cigna Corp.	300	45,560
McKesson Corp.	39	5,309
UnitedHealth Group, Inc.	272	59,070

		132,235

Hotels, Restaurants & Leisure — 1.4%
Hilton Worldwide Holdings, Inc.	186	17,347
McDonald’s Corp.	72	15,502
Royal Caribbean Cruises Ltd.	43	4,684
Yum! Brands, Inc.	310	35,198

		72,731

Household Durables — 0.3%
Lennar Corp., Class A	249	13,934

Household Products — 1.2%
Kimberly-Clark Corp.	19	2,727
Procter & Gamble Co. (The)	465	57,879

		60,606

Industrial Conglomerates — 1.1%
Honeywell International, Inc.	317	53,606

Insurance — 2.3%
Allstate Corp. (The)	130	14,135
American International Group, Inc.	359	20,006
Arthur J Gallagher & Co.	87	7,784
Everest Re Group Ltd.	27	7,240
Hartford Financial Services Group, Inc. (The)	489	29,654
Lincoln National Corp.	53	3,191
MetLife, Inc.	656	30,925
Progressive Corp. (The)	49	3,777

		116,712

Interactive Media & Services — 4.5%
Alphabet, Inc., Class A *	75	92,184
Alphabet, Inc., Class C *	69	84,391
Facebook, Inc., Class A *	291	51,752

		228,327

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc. *	98	170,657
Booking Holdings, Inc. *	2	3,572
Expedia Group, Inc.	211	28,380

		202,609

IT Services — 6.4%
Accenture plc, Class A	246	47,376
Automatic Data Processing, Inc.	346	55,824
Cognizant Technology Solutions Corp., Class A	315	18,953
Fiserv, Inc. *	108	11,203
Mastercard, Inc., Class A	350	95,020
PayPal Holdings, Inc. *	439	45,481
Visa, Inc., Class A	286	49,235

		323,092

Leisure Products — 0.1%
Hasbro, Inc.	64	7,572

Life Sciences Tools & Services — 1.3%
Illumina, Inc. *	30	9,269
Thermo Fisher Scientific, Inc.	187	54,328

		63,597

Machinery — 2.5%
Caterpillar, Inc.	108	13,667
Cummins, Inc.	148	24,074
Deere & Co.	92	15,483
Ingersoll-Rand plc	162	19,921
PACCAR, Inc.	149	10,443
Parker-Hannifin Corp.	79	14,232
Snap-on, Inc.	49	7,598
Stanley Black & Decker, Inc.	141	20,357

		125,775

Media — 3.2%
Altice USA, Inc., Class A *	322	9,249
Charter Communications, Inc., Class A *	107	44,006
Comcast Corp., Class A	1,859	83,812
Discovery, Inc., Class A *	451	12,022
Discovery, Inc., Class C *	493	12,142

		161,231

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	266	2,550
Newmont Goldcorp Corp.	97	3,663

		6,213

Multi-Utilities — 0.3%
Sempra Energy	98	14,433

Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	667	79,077
Concho Resources, Inc.	47	3,159
Diamondback Energy, Inc.	205	18,476

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
EOG Resources, Inc.	465	34,518
Exxon Mobil Corp.	202	14,233
Marathon Petroleum Corp.	508	30,888
ONEOK, Inc.	296	21,782
Pioneer Natural Resources Co.	191	24,008

		226,141

Pharmaceuticals — 4.1%
Allergan plc	60	10,116
Bristol-Myers Squibb Co.	488	24,756
Eli Lilly & Co.	332	37,095
Johnson & Johnson	394	50,936
Merck & Co., Inc.	752	63,320
Pfizer, Inc.	642	23,056

		209,279

Road & Rail — 1.6%
Kansas City Southern	20	2,634
Lyft, Inc., Class A *	100	4,068
Norfolk Southern Corp.	251	45,096
Union Pacific Corp.	193	31,281

		83,079

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc. *	529	15,327
Analog Devices, Inc.	370	41,345
Intel Corp.	150	7,754
KLA Corp.	67	10,603
NVIDIA Corp.	181	31,500
NXP Semiconductors NV (Netherlands)	273	29,806
Skyworks Solutions, Inc.	19	1,490
Teradyne, Inc.	442	25,593
Texas Instruments, Inc.	408	52,757

		216,175

Software — 6.3%
Intuit, Inc.	47	12,597
Microsoft Corp.	1,925	267,597
salesforce.com, Inc. *	283	42,077

		322,271

Specialty Retail — 4.9%
Advance Auto Parts, Inc.	109	18,098
AutoZone, Inc. *	33	36,042
Best Buy Co., Inc.	345	23,818
Home Depot, Inc. (The)	264	61,323
Lowe’s Cos., Inc.	380	41,745
O’Reilly Automotive, Inc. *	42	16,833
Ross Stores, Inc.	148	16,272
TJX Cos., Inc. (The)	591	32,929

		247,060

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	961	215,327
HP, Inc.	681	12,885

		228,212

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	255	23,978
Ralph Lauren Corp.	54	5,174

		29,152

Tobacco — 1.3%
Altria Group, Inc.	395	16,175
Philip Morris International, Inc.	638	48,415

		64,590

Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. *	184	7,199

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	84	6,652

TOTAL COMMON STOCKS (Cost $3,352,466)		5,025,989

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $52,078)	52,060	52,075

Total Investments — 100.1% (Cost $3,404,544)		5,078,064
Liabilities in Excess of Other Assets — (0.1)%		(4,937)

Net Assets — 100.0%		5,073,127

Percentages indicated are based on net assets.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	281	12/2019	USD	41,827	(325)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,078,064	$—	$—	$5,078,064

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(325)	$—	$—	$(325)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be affiliated issuers. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$39,677	$198,598	$186,194	$1	$(7)	$52,075	52,060	$326	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.